Loans and advances to credit institutions - Classification (Details) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial assets
Financial assets	$ 1,361,558	$ 1,285,120
Loans and advances to credit institutions
Financial assets
Financial assets	145,366	105,209
Other financial assets at fair value through profit or loss category | Loans and advances to credit institutions
Financial assets
Financial assets	98,332	46,087
Financial assets at amortized cost category | Loans and advances to credit institutions
Financial assets
Financial assets	$ 47,034	59,122
Loans and receivables category | Loans and advances to credit institutions
Financial assets
Financial assets		$ 59,122